August 2014
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and
U.S. Bank has not independently verified information received from any such third party.
DATES
Ann Kelly
Account Administrator
312-332-7459
ann.kelly1@usbank.com
www.usbank.com/abs
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Trimont Real Estate Advisors, Inc.
Payment Date:
Aug 12, 2014
Prior Payment:
Jul 11, 2014
Next Payment:
Sep 12, 2014
Record Date:
Jul 31, 2014
Determination Date:
Aug 6, 2014
First Payment Date:
Aug 12, 2013
Closing Date:
Jul 31, 2013
Final Distribution Date:
Jul 12, 2046
Statement to Certificateholders Page 1
Historical Delinquency & Liquidation Summary Page 16
REO Status Report Page 17
Historical Liquidation Loss Loan Detail Page 18
Interest Shortfall Reconciliation Page 19
Appraisal Reduction Report Page 20
Loan Level Detail Page 21
Historical Loan Modification Report Page 23
Material Breaches and Document Defects Page 24
Mortgage Loan Characteristics Page 25
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
August 2014
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.20600%
66,860,000.00 56,349,615.90 851,238.38 56,631.36 907,869.74 0.00 55,498,377.52
A-2
2.81200%
72,740,000.00 72,740,000.00 0.00 170,454.07 170,454.07 0.00 72,740,000.00
A-3
4.18714%
149,690,000.00 149,690,000.00 0.00 522,310.29 522,310.29 0.00 149,690,000.00
A-4
3.87100%
135,000,000.00 135,000,000.00 0.00 435,487.50 435,487.50 0.00 135,000,000.00
A-5
4.17414%
420,255,000.00 420,255,000.00 0.00 1,461,834.50 1,461,834.50 0.00 420,255,000.00
A-AB
3.71900%
89,211,000.00 89,211,000.00 0.00 276,479.76 276,479.76 0.00 89,211,000.00
X-A
0.36842%
1,032,134,000.00 1,021,623,615.90 0.00 313,652.19 313,652.19 0.00 1,020,772,377.52
X-B
0.71814%
30,014,000.00 30,014,000.00 0.00 17,961.77 17,961.77 0.00 30,014,000.00
X-C
0.71814%
56,692,540.00 56,692,540.00 0.00 33,927.45 33,927.45 0.00 56,692,540.00
A-S*
4.20714%
49,189,000.00 49,189,000.00 0.00 172,454.00 172,454.00 0.00 49,189,000.00 50.00%
B*
4.20714%
44,187,000.00 44,187,000.00 0.00 154,917.25 154,917.25 0.00 44,187,000.00 50.00%
C*
4.20714%
25,011,500.00 25,011,500.00 0.00 87,688.98 87,688.98 0.00 25,011,500.00 50.00%
D
4.20714%
76,701,000.00 76,701,000.00 0.00 268,909.60 268,909.60 0.00 76,701,000.00
E
3.48900%
30,014,000.00 30,014,000.00 0.00 87,265.71 87,265.71 0.00 30,014,000.00
F
3.48900%
13,339,000.00 13,339,000.00 0.00 38,783.14 38,783.14 0.00 13,339,000.00
G
3.48900%
43,353,540.00 43,353,540.00 0.00 126,050.42 126,050.42 0.00 43,353,540.00
R
0.00000%
0.00 0.00 0.00 0.00 0.00 0.00 0.00
PEZ*
4.20714%
118,387,500.00 118,387,500.00 0.00 415,060.23 415,060.23 0.00 118,387,500.00 50.00%
Totals:
1,333,938,540.00 1,323,428,155.90 851,238.38 4,639,868.22 5,491,106.60 0.00 1,322,576,917.52
*The Exchange/Exchangeable Certificates
PAYMENT DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
August 2014
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
PEZ*
4.20714%
118,387,500.00 118,387,500.00 0.00 415,060.23 415,060.23 0.00 118,387,500.00 50.00%
Totals:
118,387,500.00 0.00 415,060.23 415,060.23 0.00 118,387,500.00
*The Exchange/Exchangeable Certificates
EXCHANGEABLE CERTIFICATE DETAIL

August 2014
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 36198EAA3 0.84280012 12.73165390 0.84701412 13.57866802 0.00000000 0.83006846
A-2 36198EAB1 1.00000000 0.00000000 2.34333333 2.34333333 0.00000000 1.00000000
A-3 36198EAC9 1.00000000 0.00000000 3.48927976 3.48927976 0.00000000 1.00000000
A-4 36198EAD7 1.00000000 0.00000000 3.22583333 3.22583333 0.00000000 1.00000000
A-5 36198EAE5 1.00000000 0.00000000 3.47844643 3.47844643 0.00000000 1.00000000
A-AB 36198EAF2 1.00000000 0.00000000 3.09916667 3.09916667 0.00000000 1.00000000
X-A 36198EAG0 0.98981684 0.00000000 0.30388708 0.30388708 0.00000000 0.98899211
X-B 36198EAH8 1.00000000 0.00000000 0.59844643 0.59844643 0.00000000 1.00000000
X-C 36198EAL9 1.00000000 0.00000000 0.59844643 0.59844643 0.00000000 1.00000000
A-S* 36198EAP0 1.00000000 0.00000000 3.50594643 3.50594643 0.00000000 1.00000000
B* 36198EAS4 1.00000000 0.00000000 3.50594643 3.50594643 0.00000000 1.00000000
C* 36198EAY1 1.00000000 0.00000000 3.50594643 3.50594643 0.00000000 1.00000000
D 36198EBB0 1.00000000 0.00000000 3.50594643 3.50594643 0.00000000 1.00000000
E U0403RAH3 1.00000000 0.00000000 2.90750000 2.90750000 0.00000000 1.00000000
F U0403RAJ9 1.00000000 0.00000000 2.90750000 2.90750000 0.00000000 1.00000000
G U0403RAK6 1.00000000 0.00000000 2.90750004 2.90750004 0.00000000 1.00000000
R 36198EBP9 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
PEZ* 36198EAV7 1.00000000 0.00000000 3.50594643 3.50594643 0.00000000 1.00000000
*The Exchange/Exchangeable Certificates
FACTOR DETAIL

August 2014
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1 56,349,615.90 851,238.38 0.00 0.00 55,498,377.52 0.00
A-2 72,740,000.00 0.00 0.00 0.00 72,740,000.00 0.00
A-3 149,690,000.00 0.00 0.00 0.00 149,690,000.00 0.00
A-4 135,000,000.00 0.00 0.00 0.00 135,000,000.00 0.00
A-5 420,255,000.00 0.00 0.00 0.00 420,255,000.00 0.00
A-AB 89,211,000.00 0.00 0.00 0.00 89,211,000.00 0.00
A-S* 49,189,000.00 0.00 0.00 0.00 49,189,000.00 0.00
B* 44,187,000.00 0.00 0.00 0.00 44,187,000.00 0.00
C* 25,011,500.00 0.00 0.00 0.00 25,011,500.00 0.00
D 76,701,000.00 0.00 0.00 0.00 76,701,000.00 0.00
E 30,014,000.00 0.00 0.00 0.00 30,014,000.00 0.00
F 13,339,000.00 0.00 0.00 0.00 13,339,000.00 0.00
G 43,353,540.00 0.00 0.00 0.00 43,353,540.00 0.00
PEZ* 118,387,500.00 0.00 0.00 0.00 118,387,500.00 0.00
Totals:
1,323,428,155.90 851,238.38 0.00 0.00 1,322,576,917.52 0.00
*The Exchange/Exchangeable Certificates
PRINCIPAL DETAIL

August 2014
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Charges / Prepay
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Premiums
Amount
Shortfall
A-1 56,631.36 0.00 0.00 0.00 0.00 56,631.36 0.00
A-2 170,454.07 0.00 0.00 0.00 0.00 170,454.07 0.00
A-3 522,310.29 0.00 0.00 0.00 0.00 522,310.29 0.00
A-4 435,487.50 0.00 0.00 0.00 0.00 435,487.50 0.00
A-5 1,461,834.50 0.00 0.00 0.00 0.00 1,461,834.50 0.00
A-AB 276,479.76 0.00 0.00 0.00 0.00 276,479.76 0.00
X-A 313,652.19 0.00 0.00 0.00 0.00 313,652.19 0.00
X-B 17,961.77 0.00 0.00 0.00 0.00 17,961.77 0.00
X-C 33,927.45 0.00 0.00 0.00 0.00 33,927.45 0.00
A-S* 172,454.00 0.00 0.00 0.00 0.00 172,454.00 0.00
B* 154,917.25 0.00 0.00 0.00 0.00 154,917.25 0.00
C* 87,688.98 0.00 0.00 0.00 0.00 87,688.98 0.00
D 268,909.60 0.00 0.00 0.00 0.00 268,909.60 0.00
E 87,265.71 0.00 0.00 0.00 0.00 87,265.71 0.00
F 38,783.14 0.00 0.00 0.00 0.00 38,783.14 0.00
G 126,050.42 0.00 0.00 0.00 0.00 126,050.42 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 (0.00)
PEZ* 415,060.23 0.00 0.00 0.00 0.00 415,060.23 0.00
Totals:
4,639,868.21 0.00 0.00 0.00 0.00 4,639,868.21 (0.00)
*The Exchange/Exchangeable Certificates
INTEREST DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
August 2014
Interest
Fees
Scheduled Interest
4,739,504.38
Master Servicing Fee
96,456.65
Interest Adjustments
0.00
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
1,253.57
Net Prepayment Shortfall
0.00
CREFC Intellectual Property Royalty
Net Prepayment Interest Excess
0.00
License Fee
569.79
Interest Reserve (Deposit)/Withdrawal
0.00
Operating Advisor Fee
1,356.15
Interest Collections
4,739,504.38
Other/Miscellaneous Fee
0.00
Fee Distributions
99,636.16
Principal
Scheduled Principal
851,238.38
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
851,238.38
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
0.00
Other
Yield Maintenance / Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,639,868.22
Principal Distribution
851,238.38
Yield Maintenance / Prepayment Premium
0.00
Available Distribution Amount
5,491,106.60
Total Collections
5,590,742.76
Total Distributions
5,590,742.76
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
August 2014
Aggregate P&I Advances
Current
Outstanding
Advance
Advance
Mortgage
Outstanding
Principal
11,433.95 199,939.09
Loan
P&I Advances
Interest
36,158.64 1,268,292.29 0 0.00
Total
47,592.59 1,468,231.38 0 0.00
0 0.00
Aggregate Realized Losses in Related Collection Period
0.00
Agg Addt'l Trust Expenses in Related Collection Period
0.00
Mortgage Loan Stated Principal Balance
Beginning
Ending
% of Cut-Off Date Principal Balance
99.15%
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Other
0.00
Total
0.00
Controlling Class
Class G
Controlling Class Representative
Raith Capital Management, LLC
Totals:
0.00
MISCELLANEOUS DETAIL
P&I Advances With Respect To Each Mortgage Loan
1,323,428,156.78
1,322,576,918.40

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
August 2014
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
Goldman Sachs Mortgage Company
5/14/2014
0001541502
Citigroup Global Markets Realty Corp.
2/14/2014
0001541001
Starwood Mortgage Funding I LLC
1/21/2014
0001548405
Repurchase/Replacement
Status
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
August 2014
Count
Balance
Count
Balance
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
(Foreclosure Proceedings Commenced)

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
August 2014
Stated Principal
Amount of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
August 2014
Current Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
REO ADDITIONAL DETAIL
Mortgage Property That Became REO Property During Related Prepayment Period

August 2014
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Income Collected
Other Amounts
Portion Included in
Most Recent
Date Appraisal
Loan ID
Book Value (Net of Related Expenses)
Received
Available Funds
Appraised Value
Performed
Totals:
REO ADDITIONAL DETAIL
REO Property Included In Trust Fund As Of Last Day Of Related Prepayment Period

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
August 2014
Liq Proceeds
Portion of Liq
Balance
Realized Loss on
and Other
Proceeds in
of Excess Liq
Loan ID
Mortgage Loan
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO ADDITIONAL DETAIL
REO Property Sold Or Disposed During Related Prepayment Period

Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
GS Mortgage Securities Trust 2013-GC13
August 2014
Effective
Original/
Beg Sched
Current
Current
Distribution
Modified
Interest
Bal as of
Sched
Actual
Maturity
Date
Loan ID
Group
Amounts:
Rate
P&I
Fees
Penalties Eff. Due Prd
Balance
Balance
Date
Delinquency Loan Status
Totals:
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
August 2014
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd
Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans
Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

August 2014
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1) (1) (1)
August 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
July 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
June 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
May 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
April 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
March 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
February 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
January 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
December 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
November 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
October 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
September 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
August 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

August 2014
REO STATUS REPORT
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
State
Ending
Scheduled Loan
Amount
Total Exposure
Most Recent
Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
Liquidation/
Prepayment
Date
Net Proceed on
Liquidation
Other Revenues
Collected
Appraisal
Reduction
Amount
Count:
Totals:

August 2014
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

August 2014
INTEREST SHORTFALL RECONCILIATION
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
Excess
(Shortfall)
Non-
Recoverable
(Scheduled
Interest)
Reimbursed
Interest on
Advances
Modified
Interest Rate
(Reduction)/
Excess
Current Month
Outstanding
Other
(Shortfalls)/
Refunds
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00

August 2014
APPRAISAL REDUCTION REPORT
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

August 2014
LOAN LEVEL DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
300630001 Office
NY 06/06/2023 N 150,000,000.00 4.053 523,512.50 0.00 08/06/2014 0.00 0 523,512.50 0.00
300630002 Retail
KY 06/06/2020 N 146,840,874.80 2.720 343,933.96 0.00 08/06/2014 0.00 0 343,933.96 0.00
300630003 Retail
MN 04/06/2023 N 104,508,730.60 3.250 467,846.79 0.00 08/06/2014 0.00 0 292,968.71 0.00
300630004 Office
VA 07/06/2023 N 98,643,770.37 5.544 570,524.40 0.00 08/06/2014 0.00 0 471,360.51 0.00
300630006 Other
NY 06/06/2023 N 80,000,000.00 4.492 309,431.67 0.00 08/06/2014 0.00 0 309,431.67 0.00
300630007 Office
TX 04/06/2018 N 55,312,000.00 3.660 174,324.99 0.00 08/06/2014 0.00 0 174,324.99 0.00
300630008 Multifamily
OH 05/06/2023 N 35,000,000.00 4.100 123,569.44 0.00 08/06/2014 0.00 0 123,569.44 0.00
300630009 Office
AZ 05/06/2023 N 30,000,000.00 3.550 91,708.33 0.00 08/06/2014 0.00 0 91,708.33 0.00
300630010 Retail
LA 06/06/2023 N 26,475,318.37 4.136 131,035.89 0.00 08/06/2014 0.00 0 94,435.09 0.00
300630014 Industrial
PA 07/06/2023 N 21,935,419.79 5.236 134,046.54 0.00 08/06/2014 0.00 0 99,059.68 0.00
300630015 Office
VT 06/06/2023 N 21,988,934.47 4.133 108,786.96 0.00 08/06/2014 0.00 0 78,366.27 0.00
300630017 Multifamily
IL 04/06/2023 N 18,602,133.63 4.460 95,819.16 0.00 08/06/2014 0.00 0 71,535.79 0.00
300630018 Multifamily
ID 07/06/2023 N 17,519,016.26 4.799 93,385.05 0.00 08/06/2014 0.00 0 72,490.75 0.00
300630019 Retail
XX 05/06/2023 N 16,700,000.00 3.793 54,545.45 0.00 08/06/2014 0.00 0 54,545.45 0.00
300630020 Mixed Use
NY 06/06/2020 N 16,000,000.00 4.200 57,866.67 0.00 08/06/2014 0.00 0 57,866.67 0.00
300630021 Mixed Use
NY 07/06/2023 N 15,000,000.00 4.691 60,598.54 0.00 08/06/2014 0.00 0 60,598.54 0.00
300630023 Retail
CA 07/06/2023 N 14,083,435.11 5.006 76,822.31 0.00 08/06/2014 0.00 0 60,784.98 0.00
300630025 Multifamily
MI 06/06/2023 N 12,755,566.01 4.310 64,409.65 0.00 08/06/2014 0.00 0 47,403.98 0.00
300630026 Mixed Use
MI 07/06/2018 N 11,822,955.07 5.135 65,415.99 0.00 08/06/2014 0.00 0 52,341.72 0.00
300630027 Multifamily
MI 06/06/2023 N 11,777,798.16 4.390 60,020.45 0.00 08/06/2014 0.00 0 44,581.71 0.00
300630030 Multifamily
TX 06/06/2023 N 10,305,498.86 4.388 52,505.49 0.00 08/06/2014 0.00 0 38,990.97 0.00
300630034 Other
NC 06/06/2023 N 8,824,494.06 4.118 43,581.88 0.00 08/06/2014 0.00 0 31,335.57 0.00
300630037 Self Storage
TN 05/06/2023 N 8,078,934.41 4.150 40,103.52 0.00 08/06/2014 0.00 0 28,910.97 0.00
300630038 Mixed Use
CA 07/06/2023 N 7,830,613.87 5.106 47,264.94 0.00 08/06/2014 0.00 0 34,489.45 0.00
300630039 Multifamily
NC 06/06/2023 N 7,159,597.41 4.191 35,659.92 0.00 08/06/2014 0.00 0 25,873.71 0.00
300630040 Multifamily
PA 07/06/2023 N 7,141,050.34 4.956 38,735.52 0.00 08/06/2014 0.00 0 30,510.72 0.00
300630043 Mixed Use
NY 05/06/2023 N 6,500,000.00 4.100 22,948.61 0.00 08/06/2014 0.00 0 22,948.61 0.00
300630044 Multifamily
PA 07/06/2023 N 5,956,000.35 4.559 30,898.80 0.00 08/06/2014 0.00 0 23,411.49 0.00
300630045 Mobile Home
OH 06/06/2023 N 5,844,246.35 4.300 32,672.50 0.00 08/06/2014 0.00 0 21,680.65 0.00
300630046 Multifamily
TX 06/06/2023 N 5,712,190.68 4.388 29,103.05 0.00 08/06/2014 0.00 0 21,612.13 0.00
300630047 Retail
IL 06/06/2023 N 5,074,692.31 4.150 25,155.85 0.00 08/06/2014 0.00 0 18,159.98 0.00
300630048 Self Storage
GA 05/06/2023 N 5,004,256.14 4.100 24,697.48 0.00 08/06/2014 0.00 0 17,692.54 0.00
300630049 Self Storage
NC 07/06/2023 N 4,905,859.69 4.616 25,615.85 0.00 08/06/2014 0.00 0 19,524.46 0.00
300630050 Retail
TX 06/06/2023 N 4,856,749.16 4.300 24,496.14 0.00 08/06/2014 0.00 0 18,007.49 0.00
300630051 Mixed Use
MI 06/06/2023 N 4,470,194.34 4.670 23,516.05 0.00 08/06/2014 0.00 0 17,998.58 0.00
300630052 Retail
NC 06/06/2023 N 4,417,153.27 4.420 22,587.43 0.00 08/06/2014 0.00 0 16,834.07 0.00
300630053 Retail
FL 06/06/2023 N 4,387,544.73 4.550 25,140.34 0.00 08/06/2014 0.00 0 17,221.67 0.00
300630054 Retail
WI 04/06/2023 N 4,009,438.30 4.180 20,001.87 0.00 08/06/2014 0.00 0 14,451.73 0.00
300630055 Multifamily
PA 07/06/2023 N 3,890,806.29 4.659 20,414.78 0.00 08/06/2014 0.00 0 15,628.79 0.00
300630056 Multifamily
MI 06/06/2023 N 3,756,856.86 4.590 19,585.79 0.00 08/06/2014 0.00 0 14,867.63 0.00
300630057 Multifamily
NC 07/06/2023 N 3,715,557.65 5.023 20,304.66 0.00 08/06/2014 0.00 0 16,089.36 0.00

August 2014
LOAN LEVEL DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
300630059 Multifamily
PA 07/06/2023 N 3,460,177.35 4.509 17,849.08 0.00 08/06/2014 0.00 0 13,452.08 0.00
300630060 Retail
MD 04/06/2023 N 3,192,093.78 4.300 17,915.42 0.00 08/06/2014 0.00 0 11,842.10 0.00
300630062 Multifamily
TX 06/06/2023 N 2,930,622.46 5.050 17,625.21 0.00 08/06/2014 0.00 0 12,765.27 0.00
300630065 Self Storage
FL 05/06/2023 N 2,378,227.44 3.950 12,864.46 0.00 08/06/2014 0.00 0 8,105.46 0.00
300630066 Self Storage
FL 05/06/2023 N 2,232,621.69 3.950 12,076.84 0.00 08/06/2014 0.00 0 7,609.21 0.00
300630067 Self Storage
FL 05/06/2023 N 2,135,551.16 3.950 11,551.76 0.00 08/06/2014 0.00 0 7,278.38 0.00
304100977 Office
NY 06/06/2023 N 100,000,000.00 4.434 381,816.67 0.00 08/06/2014 0.00 0 381,816.67 0.00
304100986 Self Storage
OK 07/06/2023 N 3,542,268.22 4.720 18,714.26 0.00 08/06/2014 0.00 0 14,414.83 0.00
340100966 Multifamily
TX 04/06/2023 N 8,400,000.00 4.160 30,090.67 0.00 08/06/2014 0.00 0 30,090.67 0.00
340100967 Self Storage
NV 06/06/2023 N 9,816,955.85 4.450 50,371.88 0.00 08/06/2014 0.00 0 37,666.71 0.00
340100969 Self Storage
TX 06/06/2023 N 2,850,707.72 4.830 15,267.93 0.00 08/06/2014 0.00 0 11,870.70 0.00
340100970 Retail
FL 06/06/2023 N 2,700,000.00 4.980 11,578.50 0.00 08/06/2014 0.00 0 11,578.50 0.00
340100971 Self Storage
LA 06/06/2023 N 4,172,654.99 4.480 21,483.65 0.00 08/06/2014 0.00 0 16,117.88 0.00
340100972 Self Storage
LA 06/06/2023 N 2,405,412.91 4.480 12,384.69 0.00 08/06/2014 0.00 0 9,291.48 0.00
417000114 Retail
TN 07/06/2023 N 10,789,021.17 5.153 59,810.11 0.00 08/06/2014 0.00 0 47,926.91 0.00
417000117 Multifamily
NV 07/06/2023 N 3,155,561.04 5.430 18,028.96 0.00 08/06/2014 0.00 0 14,770.12 0.00
695100143 Other
OR 06/06/2023 N 22,556,712.57 4.180 112,205.63 0.00 08/06/2014 0.00 0 81,302.87 0.00
695100152 Retail
TX 06/06/2023 N 14,731,419.14 4.564 76,574.27 0.00 08/06/2014 0.00 0 57,969.23 0.00
695100153 Retail
NC 06/06/2023 N 8,347,005.46 4.537 43,255.32 0.00 08/06/2014 0.00 0 32,652.02 0.00
695100154 Multifamily
LA 07/06/2023 N 8,848,793.50 4.483 45,510.81 0.00 08/06/2014 0.00 0 34,203.19 0.00
695100155 Mobile Home
IL 07/06/2023 N 19,176,455.42 4.547 99,348.94 0.00 08/06/2014 0.00 0 75,179.51 0.00
695100157 Mobile Home
AZ 07/06/2023 N 9,146,838.81 4.585 47,592.59 0.00 07/06/2014 0.00 B 36,158.64 0.00
695100158 Multifamily
KY 07/06/2023 N 10,325,135.04 4.528 53,376.79 0.00 08/06/2014 0.00 0 40,309.80 0.00
695100159 Multifamily
IL 07/06/2023 N 13,574,994.97 4.636 71,042.13 0.00 08/06/2014 0.00 0 54,259.88 0.00
695100160 Multifamily
TX 07/06/2023 N 22,000,000.00 4.655 88,186.39 0.00 08/06/2014 0.00 0 88,186.39 0.00
695100161 Office
TX 07/06/2023 N 2,900,000.00 4.655 11,624.57 0.00 08/06/2014 0.00 0 11,624.57 0.00
1,322,576,918.40 5,590,742.74 0.00 0.00 67
Totals:
Count:
4,739,504.38 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 7 = Foreclosure in Process; 9 = REO.
* If Property Type field is blank, loan has various property types. If State field is blank or 'XX', loan has properties in multiple states.

August 2014
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old Maturity
Date
Maturity
Date
Total Months
for Change of
Modification
Modification Code
Count:
Totals:

August 2014
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Disclosure Control #
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

August 2014
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
0M to 4.9M
22 76,466,059.05 5.78%
5M to 9.9M
16 117,685,669.54 8.90%
10M to 14.9M
9 110,165,823.53 8.33%
15M to 19.9M
6 102,997,605.31 7.79%
20M to 24.9M
4 88,481,066.83 6.69%
25M to 29.9M
1 26,475,318.37 2.00%
30M to 34.9M
1 30,000,000.00 2.27%
35M to 39.9M
1 35,000,000.00 2.65%
55M to 59.9M
1 55,312,000.00 4.18%
80M to 84.9M
1 80,000,000.00 6.05%
95M to 99.9M
1 98,643,770.37 7.46%
100M to 104.9M
2 204,508,730.60 15.46%
145M to 149.9M
1 146,840,874.80 11.10%
150M to 154.9M
1 150,000,000.00 11.34%
Total
67
1,322,576,918.40
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
16
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
55
M
t
o
59.9M
80
M
t
o
84.9M
95
M
t
o
99.9M
10
0M
to
10
4.9M
14
5M
to
14
9.9M
15
0M
to
15
4.9M
Count
Balance ($)
%
2.500% - 2.740%
1 146,840,874.80 11.10%
3.250% - 3.490%
1 104,508,730.60 7.90%
3.500% - 3.740%
2 85,312,000.00 6.45%
3.750% - 3.990%
4 23,446,400.29 1.77%
4.000% - 4.240%
14 325,072,378.04 24.58%
4.250% - 4.490%
15 282,707,247.15 21.38%
4.500% - 4.740%
17 149,571,556.67 11.31%
4.750% - 4.990%
4 30,210,774.32 2.28%
5.000% - 5.240%
7 73,107,625.12 5.53%
5.250% - 5.490%
1 3,155,561.04 0.24%
5.500% - 5.740%
1 98,643,770.37 7.46%
Total
67
1,322,576,918.40
100.00%
Gross Rate
Total Weighted Average Rate: 4.16%
0
4
8
12
16
20
24
28
2.500% -
2.740%
3.250% -
3.490%
3.500% -
3.740%
3.750% -
3.990%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%

August 2014
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
NEW YORK
6 367,500,000.00 27.79%
KENTUCKY
2 157,166,009.84 11.88%
TEXAS
10 129,999,188.02 9.83%
MINNESOTA
1 104,508,730.60 7.90%
VIRGINIA
1 98,643,770.37 7.46%
ILLINOIS
4 56,428,276.33 4.27%
MICHIGAN
5 44,583,370.44 3.37%
PENNSYLVANIA
5 42,383,454.12 3.20%
LOUISIANA
4 41,902,179.77 3.17%
OHIO
2 40,844,246.35 3.09%
ARIZONA
2 39,146,838.81 2.96%
NORTH CAROLINA
6 37,369,667.54 2.83%
OREGON
1 22,556,712.57 1.71%
VERMONT
1 21,988,934.47 1.66%
CALIFORNIA
2 21,914,048.98 1.66%
TENNESSEE
2 18,867,955.58 1.43%
IDAHO
1 17,519,016.26 1.32%
VARIOUS
1 16,700,000.00 1.26%
FLORIDA
5 13,833,945.02 1.05%
NEVADA
2 12,972,516.89 0.98%
GEORGIA
1 5,004,256.14 0.38%
WISCONSIN
1 4,009,438.30 0.30%
OKLAHOMA
1 3,542,268.22 0.27%
MARYLAND
1 3,192,093.78 0.24%
Total
67
1,322,576,918.40
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
28
NEW YORK KENTUCKY
TEXAS
M
IN
NESOTA
VIRGINIA
IL
LIN
O
IS
M
IC
HIGAN
PENNSYLVANIA
LOUISIANA
OH
IO
ARIZONA
NO
RTH CAROLINA
OR
EGON
VER
M
ONT
CALIFORNIA TENNESSEE
IDAH
O
VARIO
US
FLORIDA
NEVADA
GE
O
RGIA
WISCONSIN
OKLAH
O
MA
M
ARY
LA
ND
Count
Balance ($)
%
Industrial
1 21,935,419.79 1.66%
Mixed Use
6 61,623,763.28 4.66%
Mobile Home
3 34,167,540.58 2.58%
Multifamily
21 215,987,356.86 16.33%
Office
7 458,844,704.84 34.69%
Other
3 111,381,206.63 8.42%
Retail
15 371,113,476.20 28.06%
Self Storage
11 47,523,450.22 3.59%
Total
67
1,322,576,918.40
100.00%
Property Type
1.7
Industrial
4.7
Mixed Use
2.6
Mobile Home
16.3
Multifamily
34.7
Office
8.4
Other
28.1
Retail
3.6
Self Storage
Industrial 1.7%
Mixed Use 4.7%
Mobile Home 2.6%
Multifamily 16.3%
Office 34.7%
Other 8.4%
Retail 28.1%
Self Storage 3.6%
Total: 100.0%

August 2014
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
42 - 44
1 55,312,000.00 4.18%
45 - 47
1 11,822,955.07 0.89%
69 - 71
2 162,840,874.80 12.31%
102 - 104
5 138,712,396.31 10.49%
105 - 107
58 953,888,692.22 72.12%
Total
67
1,322,576,918.40
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 98
0
10
20
30
40
50
60
70
80
42 - 44 45 - 47 69 - 71 102 - 104 105 - 107
Count
Balance ($)
%
0.500 - 0.990
2 28,512,712.92 2.16%
1.000 - 1.490
20 226,879,856.30 17.15%
1.500 - 1.990
17 649,101,206.14 49.08%
2.000 - 2.490
16 282,251,274.95 21.34%
2.500 - 2.990
3 16,754,005.91 1.27%
3.000 - 3.490
4 9,151,813.20 0.69%
3.500 - 3.990
2 85,312,000.00 6.45%
Not Avalil.
3 24,614,048.98 1.86%
Total
67
1,322,576,918.40
100.00%
DSCR
Total Weighted Average DSCR: 1.91
* Used the Most Recent DSCR (NOI) provided
0
10
20
30
40
50
0.500
- 0.990
1.000
- 1.490
1.500
- 1.990
2.000
- 2.490
2.500
- 2.990
3.000
- 3.490
3.500
- 3.990
No
t Ava
lil.

August 2014
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
48.03%
Amortizing
Balloon
25.41%
IO / Amortizing / Balloon
26.56%
IO / Balloon
Amortizing Balloon 48.03%
IO / Amortizing / Balloon 25.41%
IO / Balloon 26.56%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
52 635,224,043.60 48.03%
IO / Amortizing / Balloon
10 336,040,874.80 25.41%
IO / Balloon
5 351,312,000.00 26.56%
Total
67
1,322,576,918.40
100.00%
Amortization Type

Document Outline

  Table of Contents
    Statement to Certificateholders
    Historical Delinquency & Liquidation Summary
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Shortfall Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    Material Breaches and Document Defects
    Mortgage Loan Characteristics